Cover	Jul. 03, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2023
Entity File Number	001-38190
Entity Registrant Name	Panacea Life Sciences Holdings, Inc.
Entity Central Index Key	0001552189
Entity Tax Identification Number	27-1085858
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16194 West 45th Drive
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80403
City Area Code	800
Local Phone Number	985-0515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5910 South University Blvd.
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80121